Commitments, Concessions and Contingent Liabilities (Narratives) (Details) ₪ / shares in Units, Numberofpersons in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 ₪ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2022 ILS (₪) Numberofpersons	Dec. 31, 2022 USD ($) Numberofpersons	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2022 USD ($)
Capital commitments [abstract]
Contractual commitments for acquisition of raw materials and energy							$ 2,600,000,000
Contractual commitments for acquisition of Property, Plant and Equipment							684,000,000
Project cost to be paid throughout construction and operation period				$ 110,000,000
Expected extension of construction period			4 years	4 years
Expected extension of operation period			25 years	25 years
Total amount of new natural gas agreement with Energean					$ 2,000,000,000
Year of supply of natural gas					15 years
Price of gas supply obtained from Energean | ₪ / shares	₪ 4
Rotem's existing obligations to rehabilitate its mining and plants areas				$ 19,000,000
Amount of alleged damages for dialogue meeting to be held before pursuing legal action				$ 27,000,000
Period of mining of phosphate or until exhaustion of raw material whichever occurs first						25 years
Long term lease agreement with a third party of office building		15 years
Extension term lease agreement with third party of office building		10 years
Annual rent on long-term lease agreement		$ 3,000,000
Indemnification payable for directors and officers limit							300,000,000
Consolidated Depreciation Expenses Relating To Assets In Concession Area							108,000,000
Dsw Rate Of Royalties Payment			5.00%	5.00%
Royalty rate for production of phosphates			0.05	0.05
Total royalties				$ 1,500,000
Claimed remedies for an application for a class action on alleged environmental hazards to Zin stream			₪ 3,000,000,000				933,000,000
Remedy relating aquifer and Bokek stream restoration - application for certification of a claim as class action							24,000,000
Remedy relating dyke collapse - first class action for 8.68 million persons			₪ 1,000				311
Number of persons involved in salt harvesting project | Numberofpersons			8,680	8,680
Remedy relating dyke collapse - second class action			₪ 250,000,000				77,000,000
Award personal compensation			2,000				622
Remedy relating dyke collapse - third class action			202,500,000				63,000,000
Remedy relating dyke collapse - Nature and Parks Authority			397,000,000				123,000,000
Amount transferred to NPA | ₪			3,000,000
A class action claim relating air pollution in Haifa Bay			₪ 13,400,000,000				4,200,000,000
The company's part in financing of the coastline defenses			39.50%	39.50%
The company's part in financing of the Salt Harvesting project			80.00%	80.00%
The government's part in financing of the Salt Harvesting project			20.00%	20.00%
Maximum government's share in financing of the Salt Harvesting project | ₪			₪ 1,400,000,000
ICL's damages lawsuit against IBM							300,000,000
IBM counterclaim			170,000,000				53,000,000
Amount of damages alleged by group incurred respondents			133,000,000	$ 40,000,000
Amount Of additional damages alleged by group incurred respondents			57,000,000	17,000,000
Maximal damage for Hamonization for application for certification of a claim as class action			426,000,000				121,000,000
Minimal damage for Hamonization for application for certification of a claim as class action			26,000,000				8,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - difference test			56,000,000				17,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - comparison test			73,000,000				$ 23,000,000
Compensation amount for restoration expenses, legal expenses and other expenses			₪ 115,000,000	$ 33,500,000
Percentage of mining royalties			2.30%	2.30%
Royalty payment				$ 4,200,000
Estimated public compensation			₪ 1,400,000,000	$ 435,000,000